Related Party Transactions (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended														0 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2012 AerDragon [Member]	Dec. 31, 2012 AerCo [Member]	Dec. 31, 2011 AerCo [Member]	Dec. 31, 2010 AerCo [Member]	Dec. 31, 2007 AerCo [Member]	Dec. 31, 2006 AerCo [Member]	Nov. 11, 2010 AerVenture [Member]	Nov. 11, 2010 Waha [Member]	Nov. 11, 2010 CRJ Aircraft [Member]	Dec. 31, 2012 China Aviation Supplies Holding Company [Member] AerDragon [Member]	Dec. 31, 2012 Credit Agricole [Member] AerDragon [Member]	Dec. 31, 2012 AerCap Holdings N.V. [Member] AerDragon [Member]
Related Party Transaction [Line Items]
Ownership percentage															40.00%		50.00%	25.00%	25.00%
Guarantee fee received for management services								$ 600,000
Proceeds from interest received												400,000	1,700,000
Management services fees received	17,311,000	19,059,000	12,975,000	[1]	12,964,000	11,749,000	14,343,000		3,000,000	3,300,000	4,100,000
New shares issued for acquisition															29.8
Cash received for shares issued															$ 105,000,000
Interest in the joint venture company														50.00%		50.00%
Number of aircrafts owned	212

[1]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.